ROPES & GRAY
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                            WASHINGTON, DC 20005-3948


                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7910


April 18, 2007

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Fifth Third Funds (Registration Nos. 33-24848 and 811-05669) Post-Effective Amendment No. 60/61 to the Registration Statement

Ladies and Gentlemen:

On behalf of Fifth Third Funds ("Fifth Third") and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 60 to Fifth Third's Registration Statement under the 1933 Act and Amendment No. 61 to Fifth Third's Registration Statement under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Fifth Third for five years.

The purpose of this filing is to update disclosure for the Fifth Third Large Cap Core Fund ("Fund") in connection with a proposed change to the Fund's fundamental policies, principal investment strategies, and name. Fifth Third anticipates holding a special meeting of shareholders on or about June 20, 2007, at which meeting Fund shareholders will vote on the proposed elimination of the Fund's fundamental restriction against short sales of securities and the amendment to the Fund's expense limitation agreement. In connection with the special meeting, Fifth Third anticipates filing with the Commission a preliminary proxy statement, preliminary form of proxy and additional preliminary materials on or about April 27, 2007. Should shareholders approve the proposed changes, such changes will take effect subsequent to such approval.

Please call me at 617-951-7910 if you have any questions regarding this filing.

Sincerely,

/s/ Mary Beth Constantino
-------------------------
Mary Beth Constantino